DEFERRED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 25, 2021	Dec. 26, 2020
Deferred compensation
Deferred compensation liability		$ 200	$ 200
Increase in investment in life insurance contracts	$ 15,253
Liabilities related to Plan		42,100	36,600
Other Assets
Deferred compensation
Investment in life insurance contracts		12,700	13,300
Assets held by the Plan		$ 700	$ 600